CONDENSED CONSOLIDATED CASHFLOW STATEMENT $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year	$ (33.9)	$ 128.1	$ 88.1
Reversals:
Profit from sale of vessels		(1.0)	(1.1)
Depreciation	96.1	91.5	121.9
Impairment losses and reversal of impairment losses on tangible assets	0.8	4.8	11.1
Share of profit/(loss) from joint ventures	0.1	0.2	0.2
Financial income	(0.7)	(1.3)	(0.5)
Financial expenses	30.6	39.7	49.9
Tax expenses	1.1	1.1	1.4
Other non-cash movements	2.3	0.8	1.1
Dividends received from joint ventures	0.3	0.3	0.3
Interest received and realized exchange gains	0.2	0.4	0.6
Interest paid and realized exchange losses	(32.1)	(42.3)	(52.9)
Income taxes paid	(0.3)	(0.2)	(0.2)
Change in bunkers, receivables and payables, etc.	(29.3)	(6.4)	15.9
Net cash flow from operating activities	35.2	215.7	235.8
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(272.3)	(135.3)	(173.1)
Sale of tangible fixed assets	10.0	65.3	83.7
Change in restricted cash	40.4	(13.2)	(30.4)
Net cash flow from investing activities	(221.9)	(83.2)	(119.8)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds, borrowings	338.7	584.0	734.3
Repayment, borrowings	(139.0)	(574.3)	(746.5)
Dividend paid		(70.6)	(70.6)
Capital increase	2.0	0.6	0.8
Transaction costs share issue	(0.3)
Purchase/disposal of treasury shares		(1.3)	(1.3)
Net cash flow from financing activities	201.4	(61.6)	(83.3)
Net cash flow from operating, investing and financing activities	14.7	70.9	32.7
Cash and cash equivalents beginning balance	89.5	56.8	56.8
Cash and cash equivalents ending balance	104.2	127.7	89.5
Restricted cash equivalents ending balance	5.7	28.8	46.1
Cash and cash equivalents incl. restricted cash	$ 109.9	$ 156.5	$ 135.6